Schedule of Investments (unaudited) January 31, 2023	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
Erste Group Bank AG	706,779	$26,818,115
Raiffeisen Bank International AG(a)	870,851	15,668,492

		42,486,607

Brazil — 8.4%
Ambev SA	13,796,673	37,125,968
Ambev SA, ADR	7,091,618	18,863,704
Arezzo Industria e Comercio SA	806,082	13,910,286
B3 SA - Brasil Bolsa Balcao	23,571,247	60,178,350
Banco Bradesco SA, ADR	23,022,553	64,232,923
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,878,060	8,606,456
Hapvida Participacoes e Investimentos SA(a)(b)	60,228,807	61,103,236
Multiplan Empreendimentos Imobiliarios SA	5,788,283	27,126,697
Petroleo Brasileiro SA, ADR	3,792,463	43,992,571
Rumo SA	6,854,739	24,819,278
Sendas Distribuidora SA	18,364,923	71,089,324

		431,048,793

Chile — 0.3%
Banco de Chile	130,959,388	14,310,614

China — 32.2%
Alibaba Group Holding Ltd.(a)	3,541,200	48,686,752
Alibaba Group Holding Ltd., ADR(a)	750,929	82,752,376
Baidu, Inc., ADR(a)(c)	865,845	116,612,005
Baidu, Inc., Class A(a)	1,299,400	21,842,963
China Mengniu Dairy Co. Ltd.	16,174,000	78,021,312
China Merchants Bank Co. Ltd., Class H	19,630,000	127,322,674
China Oilfield Services Ltd., Class A	5,289,291	12,832,617
China Oilfield Services Ltd., Class H	21,646,000	26,235,665
Contemporary Amperex Technology Co. Ltd., Class A	860,071	59,676,097
ENN Energy Holdings Ltd.	2,486,500	37,463,402
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,104,000	25,119,629
Haier Smart Home Co. Ltd., Class H	9,241,600	34,084,113
Han’s Laser Technology Industry Group Co. Ltd., Class A	3,820,455	15,884,180
Kweichow Moutai Co. Ltd., Class A	305,599	83,809,618
Li Ning Co. Ltd.	8,760,000	86,598,418
Meituan, Class B(a)(b)	5,008,380	111,966,725
NARI Technology Co. Ltd., Class A	7,728,389	30,293,634
NetEase, Inc.	543,300	9,639,290
NetEase, Inc., ADR	60,573	5,367,373
PetroChina Co. Ltd., Class H	51,156,000	27,365,901
Pinduoduo, Inc., ADR(a)(c)	1,118,166	109,557,905
Satellite Chemical Co. Ltd., Class A	5,897,820	15,507,405
Shanghai International Airport Co. Ltd., Class A(a)	4,442,687	39,923,285
Shenzhen Inovance Technology Co. Ltd., Class A	1,478,897	15,653,118
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	441,788	21,848,235
Shenzhou International Group Holdings Ltd.	2,950,200	37,153,682
Sunny Optical Technology Group Co. Ltd.	3,229,100	43,583,610
Tencent Holdings Ltd.	1,813,100	88,350,386
Tencent Holdings Ltd., ADR(c)	867,226	42,277,267
Wanhua Chemical Group Co. Ltd., Class A	1,040,400	14,930,756
Wuliangye Yibin Co. Ltd., Class A	1,515,185	47,160,775
Yum China Holdings, Inc.	1,392,116	85,768,267

Security	Shares	Value

China (continued)
Zijin Mining Group Co. Ltd., Class H	14,874,000	$24,602,351
ZTO Express Cayman, Inc., ADR	825,819	23,544,100

		1,651,435,886

Egypt — 0.2%
Commercial International Bank Egypt SAE	5,534,249	9,102,896

Hong Kong — 2.2%
China Gas Holdings Ltd.	21,094,800	32,840,771
Guangdong Investment Ltd.	15,382,000	16,711,294
Melco Resorts & Entertainment Ltd., ADR(a)	3,393,129	46,350,142
Techtronic Industries Co., Ltd.	1,322,500	17,049,383

		112,951,590

Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	3,356,086	25,080,471
OTP Bank Nyrt	1,170,713	35,275,322

		60,355,793

India — 8.5%
Axis Bank Ltd.	5,774,135	61,712,372
Godrej Consumer Products Ltd.(a)	3,750,979	41,931,297
Godrej Properties Ltd.(a)	1,337,226	19,398,642
HDFC Bank Ltd.	4,539,576	89,332,633
Hindustan Unilever Ltd.	771,299	24,334,767
ICICI Prudential Life Insurance Co. Ltd.(b)	4,513,626	25,012,813
InterGlobe Aviation Ltd.(a)(b)	1,102,697	28,676,890
Larsen & Toubro Ltd.	1,437,894	37,431,832
Mahindra & Mahindra Ltd.	2,199,412	37,177,910
PVR Ltd.(a)	620,099	12,891,114
Tata Consultancy Services Ltd.	1,433,506	59,166,030

		437,066,300

Indonesia — 2.4%
Astra International Tbk PT	55,645,300	22,355,601
Bank Central Asia Tbk PT	78,605,400	44,609,269
Bank Rakyat Indonesia Persero Tbk PT	83,362,900	25,564,719
Telkom Indonesia Persero Tbk PT	121,969,800	31,520,972

		124,050,561

Italy — 0.5%
PRADA SpA	3,784,900	24,202,739

Kazakhstan — 0.8%
Kaspi.KZ JSC, GDR, Registered Shares	565,032	41,536,167

Macau — 1.4%
Sands China Ltd.(a)	18,721,600	70,207,596

Malaysia — 0.8%
Malayan Banking Bhd	5,180,000	10,624,118
Public Bank Bhd	28,829,100	28,696,996

		39,321,114

Mexico — 4.1%
Cemex SAB de CV(a)	15,511,269	8,270,260
Cemex SAB de CV, ADR(a)(c)	4,287,334	22,894,364
Fomento Economico Mexicano SAB de CV	4,857,959	42,551,805
Grupo Aeroportuario del Pacifico SAB de CV, ADR	124,051	21,407,481
Grupo Aeroportuario del Pacifico SAB de CV, Class B	861,799	14,878,109
Grupo Financiero Banorte SAB de CV, Class O	7,392,514	61,317,371
Wal-Mart de Mexico SAB de CV	10,437,801	40,885,383

		212,204,773

1

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 0.9%
Prosus NV	588,754	$47,539,076

Panama — 0.9%
Copa Holdings SA, Class A(a)	483,058	44,479,981

Peru — 0.8%
Credicorp Ltd.	319,409	42,896,629

Poland — 1.7%
Bank Polska Kasa Opieki SA	2,367,973	50,601,820
Powszechna Kasa Oszczednosci Bank Polski SA	5,076,127	37,860,311

		88,462,131

Russia(d) — 0.0%
Fix Price Group PLC, GDR, Registered Shares(a)	3,992,341	559
Gazprom PJSC	8,520,027	1,213
LUKOIL PJSC	198,150	28
LUKOIL PJSC, ADR	1,171,876	164
Magnit PJSC	686,994	98
Novatek PJSC	295,922	42
Sberbank of Russia PJSC(a)	6,788,060	967
TCS Group Holding PLC, GDR, Registered Shares(a)	426,925	4,023

		7,094

Saudi Arabia — 1.2%
Saudi National Bank	2,392,156	30,283,677
Saudi Telecom Co.	2,243,978	22,146,249
Yanbu National Petrochemical Co.	817,342	9,685,499

		62,115,425

Singapore — 0.7%
Singapore Telecommunications Ltd.	19,625,500	37,585,999

South Africa — 1.8%
AngloGold Ashanti Ltd.	1,687,105	35,471,505
AngloGold Ashanti Ltd., ADR(c)	864,963	18,181,522
Sanlam Ltd.	11,860,736	38,376,979

		92,030,006

South Korea — 9.5%
Hansol Chemical Co. Ltd.	75,062	12,942,598
Hanwha Solutions Corp.(a)	615,098	22,795,070
HYBE Co. Ltd.(a)	81,105	12,760,466
JYP Entertainment Corp.	136,949	8,118,727
Samsung Electro-Mechanics Co. Ltd.	307,171	35,875,412
Samsung Electronics Co. Ltd.	5,235,311	260,772,039
Samsung Electronics Co. Ltd., GDR, Registered Shares	18,800	23,300,016
Samsung SDI Co. Ltd.	72,548	40,656,049
SK Hynix, Inc.	748,769	54,168,816
SK Innovation Co. Ltd.(a)	117,935	15,200,295

		486,589,488

Taiwan — 9.2%
Accton Technology Corp.	4,595,000	37,551,597
Chunghwa Telecom Co. Ltd.	5,393,000	20,154,272
Hiwin Technologies Corp.	1,002,000	7,491,852
momo.com, Inc.	529,200	14,082,831
Taiwan Semiconductor Manufacturing Co. Ltd.	17,659,000	311,624,516
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	621,881	57,667,025
Unimicron Technology Corp.	4,539,000	20,897,528

		469,469,621

Security	Shares	Value

Thailand — 1.2%
PTT PCL, NVDR	28,945,700	$29,248,837
Thai Beverage PCL	59,584,300	31,826,307

		61,075,144

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	14,426,394	33,086,307
Emaar Properties PJSC	13,726,096	20,857,018

		53,943,325

United Kingdom — 1.1%
Endeavour Mining PLC	1,047,700	24,697,645
Prudential PLC	1,853,865	30,802,062

		55,499,707

Total Common Stocks — 93.9% (Cost: $4,788,845,940)		4,811,975,055

Preferred Securities

Preferred Stocks — 0.1%

Brazil — 0.1%
Banco Nacional SA, Preference Shares(d)	42,567,626	84
Petroleo Brasileiro SA, Preference Shares	1,526,827	7,841,219

		7,841,303

Total Preferred Securities — 0.1% (Cost: $9,052,356)		7,841,303

Total Long-Term Investments — 94.0% (Cost: $4,797,898,296)		4,819,816,358

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(e)(f)	221,670,956	221,670,956
SL Liquidity Series, LLC, Money Market Series, 4.54%(e)(f)(g)	23,899,804	23,904,584

Total Short-Term Securities — 4.8% (Cost: $245,568,144)		245,575,540

Total Investments — 98.8% (Cost: $5,043,466,440)		5,065,391,898

Other Assets Less Liabilities — 1.2%		59,385,507

Net Assets — 100.0%		$5,124,777,405

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Emerging Markets Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$288,654,519	$—		$(66,983,563	)(a)	$—	$—	$221,670,956	221,670,956	$4,469,534		$—
SL Liquidity Series, LLC, Money Market Series	22,842,998	1,063,337	(a)	—		(3,215)	1,464	23,904,584	23,899,804	112,936	(b)	—

						$(3,215)	$1,464	$245,575,540		$4,582,470		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	2,795	03/17/23	$ 145,983	$964,206

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,077,838	ZAR	290,250,000	HSBC Bank PLC	02/28/23	$(564,963)
USD	18,258,547	ZAR	328,950,000	JPMorgan Chase Bank N.A.	02/28/23	(603,295)
USD	1,428,489	ZAR	25,800,000	UBS AG	02/28/23	(50,871)
ZAR	318,502,953	USD	18,654,114	JPMorgan Chase Bank N.A.	02/28/23	(391,301)
ZAR	326,497,047	USD	19,254,172	UBS AG	02/28/23	(532,982)

						$(2,143,412)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23 – 02/10/28	$46,038,734	$2,327,998	(c)	$48,567,061	0.9%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	39,677,937	336,950	(e)	40,170,267	0.8

					$2,664,948		$88,737,328

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(200,329) of net dividends and financing fees.
(e)	Amount includes $(155,380) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	40-95 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

3

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Emerging Markets Fund, Inc.

OTC Total Return Swaps (continued)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination dates on February 10, 2023 and February 10, 2028:

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date on February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Egypt
Commercial International Bank Egypt SAE	2,062,244	$3,392,040	7.0%

Total Egypt		3,392,040

United Kingdom
Prudential PLC	1,210,144	20,106,605	41.4

Total United Kingdom		20,106,605

Vietnam
Ssi Securities Corp.	13,782,100	12,696,166	26.1
VNDirect Securities Corp.	17,528,600	12,372,250	25.5

Total Vietnam		25,068,416

Net Value of Reference Entity — HSBC Bank PLC		$48,567,061

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Netherlands
Prosus NV	497,494	$40,170,267	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$40,170,267

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$—	$42,486,607	$—	$42,486,607
Brazil	431,048,793	—	—	431,048,793
Chile	14,310,614	—	—	14,310,614
China	465,879,293	1,185,556,593	—	1,651,435,886
Egypt	—	9,102,896	—	9,102,896
Hong Kong	46,350,142	66,601,448	—	112,951,590
Hungary	—	60,355,793	—	60,355,793
India	—	437,066,300	—	437,066,300
Indonesia	—	124,050,561	—	124,050,561
Italy	—	24,202,739	—	24,202,739
Kazakhstan	—	41,536,167	—	41,536,167
Macau	—	70,207,596	—	70,207,596
Malaysia	—	39,321,114	—	39,321,114
Mexico	212,204,773	—	—	212,204,773
Netherlands	—	47,539,076	—	47,539,076
Panama	44,479,981	—	—	44,479,981
Peru	42,896,629	—	—	42,896,629
Poland	—	88,462,131	—	88,462,131
Russia	—	—	7,094	7,094
Saudi Arabia	—	62,115,425	—	62,115,425
Singapore	—	37,585,999	—	37,585,999
South Africa	56,558,501	35,471,505	—	92,030,006
South Korea	—	486,589,488	—	486,589,488
Taiwan	57,667,025	411,802,596	—	469,469,621
Thailand	—	61,075,144	—	61,075,144
United Arab Emirates	—	53,943,325	—	53,943,325
United Kingdom	16,239,279	39,260,428	—	55,499,707
Preferred Securities
Preferred Stocks	7,841,219	—	84	7,841,303

Short-Term Securities
Money Market Funds	221,670,956	—	—	221,670,956

	$1,617,147,205	$3,424,332,931	$7,178	5,041,487,314

Investments Valued at NAV(a)				23,904,584

				$5,065,391,898

Derivative Financial Instruments(b)
Assets
Equity Contracts	$964,206	$2,664,948	$—	$3,629,154
Liabilities
Foreign Currency Exchange Contracts	—	(2,143,412)	—	(2,143,412)

	$964,206	$521,536	$—	$1,485,742

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Emerging Markets Fund, Inc.

Currency Abbreviation

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	6